UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2012

MFS® LIFETIME® FUNDS

MFS® Lifetime® Retirement Income Fund

MFS® Lifetime® 2010 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2050 Fund

LTF-SEM

MFS® LIFETIME FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.0%
MFS Limited Maturity Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Growth Fund	4.0%
MFS Research Fund	4.0%
MFS Value Fund	4.0%
MFS Mid Cap Growth Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets (o)	(0.0)%

Portfolio actual allocation

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	22.1%
MFS Limited Maturity Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.1%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Research Fund	4.0%
MFS Growth Fund	4.0%
MFS Value Fund	3.9%
MFS High Income Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	14.1%
MFS Government Securities Fund	10.0%
MFS Research Fund	7.2%
MFS Value Fund	7.1%
MFS Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	7.1%
MFS Mid Cap Value Fund	5.8%
MFS Mid Cap Growth Fund	5.7%
MFS Research International Fund	5.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Limited Maturity Fund	4.2%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Commodity Strategy Fund	2.2%
MFS Global Real Estate Fund	1.6%
MFS Absolute Return Fund	1.4%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS International New Discovery Fund	0.6%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.2%
MFS Growth Fund	11.2%
MFS Mid Cap Value Fund	9.3%
MFS Mid Cap Growth Fund	9.3%
MFS Research Fund	8.0%
MFS Research International Fund	7.3%
MFS International Value Fund	5.6%
MFS International Growth Fund	5.5%
MFS Inflation-Adjusted Bond Fund	4.3%
MFS Commodity Strategy Fund	4.3%
MFS Global Real Estate Fund	3.6%
MFS High Income Fund	3.6%
MFS Research Bond Fund	2.9%
MFS Global Bond Fund	2.8%
MFS International New Discovery Fund	2.6%
MFS New Discovery Value Fund	2.2%
MFS New Discovery Fund	2.1%
MFS Emerging Markets Debt Fund	2.1%
MFS Emerging Markets Equity Fund	1.3%
MFS Absolute Return Fund	0.7%
Cash & Other Net Assets	0.1%

Portfolio actual allocation

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	7.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Research Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Growth Fund	11.9%
MFS Value Fund	11.9%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Research Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.3%

Portfolio actual allocation

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2012 through October 31, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,026.51	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,022.68	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.80	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,027.77	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,022.68	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,025.22	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,026.50	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,026.34	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,022.37	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,022.59	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,027.85	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,023.45	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,025.73	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,026.32	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,027.89	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,024.26	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,020.96	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.16	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,025.88	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.00	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,023.56	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.13	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,025.91	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,018.02	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,014.56	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,014.63	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,019.73	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,015.47	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,017.26	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,018.05	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,019.75	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,015.51	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,011.93	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,012.05	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,017.24	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,012.03	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,014.69	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,015.51	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,017.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.25%	$1,000.00	$1,015.27	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,011.98	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,011.13	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,016.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,011.12	$5.07
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,013.66	$2.54
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,015.35	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,016.17	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	456,193	$4,429,633
MFS Commodity Strategy Fund - Class R5 (v)	225,252	2,214,227
MFS Emerging Markets Debt Fund - Class R5	136,954	2,214,554
MFS Global Bond Fund - Class R5	1,039,845	11,074,354
MFS Global Real Estate Fund - Class R5 (v)	150,377	2,215,050
MFS Government Securities Fund - Class R5	2,105,730	22,152,278
MFS Growth Fund - Class R5 (a)	180,241	8,858,857
MFS High Income Fund - Class R5	1,871,850	6,645,068
MFS Inflation-Adjusted Bond Fund - Class I	1,916,310	22,229,197
MFS International Growth Fund - Class R5	92,113	2,214,387
MFS International Value Fund - Class R5	82,599	2,214,492
MFS Limited Maturity Fund - Class R5	7,226,816	44,300,380
MFS Mid Cap Growth Fund - Class I (a)	671,340	6,646,262
MFS Mid Cap Value Fund - Class I	446,920	6,645,694
MFS New Discovery Fund - Class R5	101,301	2,215,450
MFS New Discovery Value Fund - Class R5	213,635	2,215,399
MFS Research Bond Fund - Class R5	4,371,332	48,740,347
MFS Research Fund - Class R5	313,587	8,858,839
MFS Research International Fund - Class R5	451,329	6,643,565
MFS Value Fund - Class R5	350,789	8,857,418
Total Underlying Affiliated Funds (Identified Cost, $205,264,028)		$221,585,451

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	2	$2
Total Investments (Identified Cost, $205,264,030)		$221,585,453

Other Assets, Less Liabilities - (0.0)%		(89,667)
Net Assets - 100.0%		$221,495,786

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2010 FUND

Underlying Affiliated Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	135,514	$1,315,842
MFS Commodity Strategy Fund - Class R5 (v)	65,980	648,581
MFS Emerging Markets Debt Fund - Class R5	40,497	654,829
MFS Global Bond Fund - Class R5	308,527	3,285,807
MFS Global Real Estate Fund - Class R5 (v)	44,676	658,078
MFS Government Securities Fund - Class R5	627,118	6,597,283
MFS Growth Fund - Class R5 (a)	53,012	2,605,550
MFS High Income Fund - Class R5	556,718	1,976,349
MFS Inflation-Adjusted Bond Fund - Class I	570,379	6,616,394
MFS International Growth Fund - Class R5	27,123	652,042
MFS International Value Fund - Class R5	24,368	653,304
MFS Limited Maturity Fund - Class R5	2,150,839	13,184,641
MFS Mid Cap Growth Fund - Class I (a)	198,863	1,968,739
MFS Mid Cap Value Fund - Class I	132,519	1,970,558
MFS New Discovery Fund - Class R5	30,053	657,272
MFS New Discovery Value Fund - Class R5	63,482	658,309
MFS Research Bond Fund - Class R5	1,302,905	14,527,394
MFS Research Fund - Class R5	92,320	2,608,042
MFS Research International Fund - Class R5	133,118	1,959,497
MFS Value Fund - Class R5	103,026	2,601,412
Total Underlying Affiliated Funds (Identified Cost, $55,899,235)		$65,799,923

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	13,221	$13,221
Total Investments (Identified Cost, $55,912,456)		$65,813,144

Other Assets, Less Liabilities - (0.1)%		(44,000)
Net Assets - 100.0%		$65,769,144

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	303,803	$2,949,925
MFS Commodity Strategy Fund - Class R5 (v)	457,542	4,497,641
MFS Emerging Markets Debt Fund - Class R5	386,115	6,243,480
MFS Global Bond Fund - Class R5	977,903	10,414,669
MFS Global Real Estate Fund - Class R5 (v)	224,462	3,306,328
MFS Government Securities Fund - Class R5	1,985,861	20,891,261
MFS Growth Fund - Class R5 (a)	302,530	14,869,367
MFS High Income Fund - Class R5	2,937,846	10,429,352
MFS Inflation-Adjusted Bond Fund - Class I	1,276,051	14,802,188
MFS International Growth Fund - Class R5	223,363	5,369,654
MFS International New Discovery Fund - Class R5	50,907	1,217,179
MFS International Value Fund - Class R5	200,382	5,372,233
MFS Limited Maturity Fund - Class R5	1,411,259	8,651,016
MFS Mid Cap Growth Fund - Class I (a)	1,209,232	11,971,396
MFS Mid Cap Value Fund - Class I	806,145	11,987,373
MFS New Discovery Fund - Class R5	123,033	2,690,726
MFS New Discovery Value Fund - Class R5	259,792	2,694,041
MFS Research Bond Fund - Class R5	2,639,964	29,435,596
MFS Research Fund - Class R5	527,075	14,889,865
MFS Research International Fund - Class R5	729,747	10,741,881
MFS Value Fund - Class R5	589,229	14,878,043
Total Underlying Affiliated Funds (Identified Cost, $184,782,220)		$208,303,214

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	12	$12
Total Investments (Identified Cost, $184,782,232)		$208,303,226

Other Assets, Less Liabilities - 0.0%		26,657
Net Assets - 100.0%		$208,329,883

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	119,537	$1,160,703
MFS Commodity Strategy Fund - Class R5 (v)	711,096	6,990,072
MFS Emerging Markets Debt Fund - Class R5	215,122	3,478,515
MFS Emerging Markets Equity Fund - Class R5	66,322	2,117,662
MFS Global Bond Fund - Class R5	435,908	4,642,422
MFS Global Real Estate Fund - Class R5 (v)	403,374	5,941,705
MFS Growth Fund - Class R5 (a)	374,941	18,428,365
MFS High Income Fund - Class R5	1,638,919	5,818,164
MFS Inflation-Adjusted Bond Fund - Class I	610,021	7,076,240
MFS International Growth Fund - Class R5	380,268	9,141,653
MFS International New Discovery Fund - Class R5	177,445	4,242,705
MFS International Value Fund - Class R5	341,228	9,148,326
MFS Mid Cap Growth Fund - Class I (a)	1,538,319	15,229,361
MFS Mid Cap Value Fund - Class I	1,028,787	15,298,066
MFS New Discovery Fund - Class R5	161,096	3,523,165
MFS New Discovery Value Fund - Class R5	340,753	3,533,607
MFS Research Bond Fund - Class R5	424,249	4,730,377
MFS Research Fund - Class R5	462,641	13,069,599
MFS Research International Fund - Class R5	812,706	11,963,027
MFS Value Fund - Class R5	729,935	18,430,851
Total Underlying Affiliated Funds (Identified Cost, $143,127,569)		$163,964,585

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	12	$12
Total Investments (Identified Cost, $143,127,581)		$163,964,597

Other Assets, Less Liabilities - 0.1%		125,607
Net Assets - 100.0%		$164,090,204

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	619,736	$6,092,010
MFS Emerging Markets Equity Fund - Class R5	76,552	2,444,295
MFS Global Real Estate Fund - Class R5 (v)	418,746	6,168,131
MFS Growth Fund - Class R5 (a)	296,784	14,586,919
MFS Inflation-Adjusted Bond Fund - Class I	268,947	3,119,791
MFS International Growth Fund - Class R5	355,410	8,544,058
MFS International New Discovery Fund - Class R5	204,618	4,892,423
MFS International Value Fund - Class R5	319,176	8,557,114
MFS Mid Cap Growth Fund - Class I (a)	1,234,422	12,220,774
MFS Mid Cap Value Fund - Class I	826,205	12,285,672
MFS New Discovery Fund - Class R5	139,857	3,058,666
MFS New Discovery Value Fund - Class R5	296,022	3,069,745
MFS Research Bond Fund - Class R5	278,789	3,108,493
MFS Research Fund - Class R5	345,092	9,748,861
MFS Research International Fund - Class R5	665,733	9,799,588
MFS Value Fund - Class R5	579,002	14,619,792
Total Underlying Affiliated Funds (Identified Cost, $106,610,551)		$122,316,332

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	15	$15
Total Investments (Identified Cost, $106,610,566)		$122,316,347

Other Assets, Less Liabilities - 0.0%		37,011
Net Assets - 100.0%		$122,353,358

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	77,788	$764,659
MFS Emerging Markets Equity Fund - Class R5	9,579	305,864
MFS Global Real Estate Fund - Class R5 (v)	51,912	764,659
MFS Growth Fund - Class R5 (a)	37,338	1,835,182
MFS Inflation-Adjusted Bond Fund - Class I	32,959	382,331
MFS International Growth Fund - Class R5	44,531	1,070,523
MFS International New Discovery Fund - Class R5	25,585	611,727
MFS International Value Fund - Class R5	39,930	1,070,523
MFS Mid Cap Growth Fund - Class I (a)	154,476	1,529,318
MFS Mid Cap Value Fund - Class I	102,847	1,529,331
MFS New Discovery Fund - Class R5	17,482	382,329
MFS New Discovery Value Fund - Class R5	36,869	382,330
MFS Research Bond Fund - Class R5	34,290	382,329
MFS Research Fund - Class R5	43,308	1,223,454
MFS Research International Fund - Class R5	83,115	1,223,454
MFS Value Fund - Class R5	72,681	1,835,187
Total Underlying Affiliated Funds (Identified Cost, $14,895,293)		$15,293,200

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	19,321	$19,321
Total Investments (Identified Cost, $14,914,614)		$15,312,521

Other Assets, Less Liabilities - 0.2%		29,242
Net Assets - 100.0%		$15,341,763

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $205,264,030, $55,912,456, $184,782,232, $143,127,581, 106,610,566, and 14,914,614, respectively)	$221,585,453	$65,813,144	$208,303,226	$163,964,597	$122,316,347	$15,312,521
Receivables for
Investments sold	—	99,476	148,598	—	12,887	1,116
Fund shares sold	1,597,554	39,822	675,064	574,301	352,884	157,055
Receivable from investment adviser	28,343	22,600	30,531	29,517	28,021	16,492
Other assets	41,836	35,355	36,486	37,033	35,292	32,237
Total assets	$223,253,186	$66,010,397	$209,193,905	$164,605,448	$122,745,431	$15,519,421

Liabilities
Payable to custodian	$543,094	$—	$75,426	$159,422	$28,481	$—
Payables for
Distributions	32,122	—	—	—	—	—
Investments purchased	860,308	—	458,227	224,271	182,283	117,029
Fund shares reacquired	283,214	201,601	269,122	74,489	131,455	39,738
Payable to affiliates
Shareholder servicing costs	9,742	12,396	30,364	27,388	22,270	9
Distribution and service fees	9,075	2,696	6,338	4,816	3,332	210
Payable for independent Trustees’ compensation	6	23	19	—	11	6
Accrued expenses and other liabilities	19,839	24,537	24,526	24,858	24,241	20,666
Total liabilities	$1,757,400	$241,253	$864,022	$515,244	$392,073	$177,658
Net assets	$221,495,786	$65,769,144	$208,329,883	$164,090,204	$122,353,358	$15,341,763

Net assets consist of
Paid-in capital	$207,290,891	$57,923,565	$194,476,989	$153,933,152	$113,610,277	$15,160,154
Unrealized appreciation (depreciation) on investments	16,321,423	9,900,688	23,520,993	20,837,017	15,705,781	397,908
Accumulated net realized gain (loss) on investments	(2,063,809)	(3,000,052)	(11,316,514)	(11,040,186)	(6,916,475)	(219,851)
Accumulated undistributed (distributions in excess of) net investment income	(52,719)	944,943	1,648,415	360,221	(46,225)	3,552
Net assets	$221,495,786	$65,769,144	$208,329,883	$164,090,204	$122,353,358	$15,341,763

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$87,858,950	$18,812,911	$35,703,430	$21,214,949	$13,514,881	$989,401
Class B	13,977,309	2,702,408	6,037,550	5,284,623	2,771,616	389,621
Class C	64,862,754	7,059,022	14,253,464	7,476,711	6,396,220	361,574
Class I	13,625,889	697,111	2,218,295	4,015,893	4,552,850	337,898
Class R1	2,443,696	4,719,488	8,411,996	7,619,794	5,795,789	252,777
Class R2	9,674,525	23,997,492	63,734,208	52,335,839	38,857,364	2,080,383
Class R3	12,684,757	6,492,156	31,057,486	27,773,410	11,490,340	1,116,852
Class R4	16,367,906	1,288,556	46,913,454	38,368,985	38,974,298	9,813,257
Total net assets	$221,495,786	$65,769,144	$208,329,883	$164,090,204	$122,353,358	$15,341,763

Shares of beneficial interest outstanding
Class A	7,583,900	1,508,152	3,021,157	1,876,611	1,213,827	82,657
Class B	1,206,305	218,940	516,410	473,899	251,358	32,949
Class C	5,598,961	577,843	1,231,111	673,376	585,731	30,619
Class I	1,175,717	55,545	186,507	353,141	406,168	28,302
Class R1	210,776	386,339	720,798	683,054	529,688	21,381
Class R2	834,533	1,941,870	5,434,289	4,672,434	3,517,762	175,298
Class R3	1,094,678	520,086	2,626,047	2,461,141	1,032,117	93,788
Class R4	1,412,254	102,801	3,949,331	3,378,959	3,479,293	822,278
Total shares of beneficial interest outstanding	19,117,124	5,311,576	17,685,650	14,572,615	11,015,944	1,287,272

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$11.58	$12.47	$11.82	$11.30	$11.13	$11.97
Offering price per share (100 / 94.25 × net asset value per share)	$12.29	$13.23	$12.54	$11.99	$11.81	$12.70

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.34	$11.69	$11.15	$11.03	$11.82

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$11.58	$12.22	$11.58	$11.10	$10.92	$11.81

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.55	$11.89	$11.37	$11.21	$11.94

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.22	$11.67	$11.16	$10.94	$11.82

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.36	$11.73	$11.20	$11.05	$11.87

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.48	$11.83	$11.28	$11.13	$11.91

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$11.59	$12.53	$11.88	$11.36	$11.20	$11.93

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/12 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Net investment income (loss)
Dividends from underlying affiliated funds	$2,119,135	$720,699	$1,478,223	$535,874	$171,961	$10,459
Other	28	14	32	24	16	—
Total investment income	$2,119,163	$720,713	$1,478,255	$535,898	$171,977	$10,459
Expenses
Distribution and service fees	522,000	158,142	375,075	285,803	202,971	11,111
Shareholder servicing costs	27,506	26,402	56,084	53,775	49,791	1,138
Administrative services fee	8,823	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	2,749	1,569	2,693	2,622	1,607	645
Custodian fee	11,040	5,778	7,277	6,725	6,132	4,754
Shareholder communications	5,410	5,356	6,345	5,992	5,813	1,763
Audit and tax fees	16,047	16,045	16,049	16,047	16,045	16,042
Legal fees	1,006	569	1,134	901	669	171
Registration fees	59,618	47,525	51,674	50,081	48,205	45,571
Miscellaneous	8,889	6,850	8,324	7,679	7,170	5,800
Total expenses	$663,088	$277,059	$533,478	$438,448	$347,226	$95,818
Fees paid indirectly	(1)	—	—	(3)	(2)	(1)
Reduction of expenses by investment adviser	(139,819)	(118,674)	(157,766)	(152,158)	(143,867)	(84,692)
Net expenses	$523,268	$158,385	$375,712	$286,287	$203,357	$11,125
Net investment income (loss)	$1,595,895	$562,328	$1,102,543	$249,611	$(31,380)	$(666)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying affiliated funds	$(186,747)	$61,369	$(95,162)	$(349,521)	$(499,825)	$(28,767)
Capital gain distributions from underlying affiliated funds	134,122	48,783	144,274	109,798	97,123	4,760
Net realized gain (loss) on investments	$(52,625)	$110,152	$49,112	$(239,723)	$(402,702)	$(24,007)
Change in unrealized appreciation (depreciation) on investments	$3,219,836	$901,562	$2,530,562	$2,135,333	$1,108,117	$37,095
Net realized and unrealized gain (loss) on investments	$3,167,211	$1,011,714	$2,579,674	$1,895,610	$705,415	$13,088
Change in net assets from operations	$4,763,106	$1,574,042	$3,682,217	$2,145,221	$674,035	$12,422

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/12 (unaudited)	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Change in net assets

From operations
Net investment income (loss)	$1,595,895	$562,328	$1,102,543	$249,611	$(31,380)	$(666)
Net realized gain (loss) on investments	(52,625)	110,152	49,112	(239,723)	(402,702)	(24,007)
Net unrealized gain (loss) on investments	3,219,836	901,562	2,530,562	2,135,333	1,108,117	37,095
Change in net assets from operations	$4,763,106	$1,574,042	$3,682,217	$2,145,221	$674,035	$12,422

Distributions declared to shareholders
From net investment income	$(1,670,913)	$—	$—	$—	$—	$—
Change in net assets from fund share transactions	$51,432,598	$927,282	$50,711,776	$39,318,439	$34,758,232	$11,178,841
Total change in net assets	$54,524,791	$2,501,324	$54,393,993	$41,463,660	$35,432,267	$11,191,263

Net assets
At beginning of period	166,970,995	63,267,820	153,935,890	122,626,544	86,921,091	4,150,500
At end of period	$221,495,786	$65,769,144	$208,329,883	$164,090,204	$122,353,358	$15,341,763
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(52,719)	$944,943	$1,648,415	$360,221	$(46,225)	$3,552

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Change in net assets

From operations
Net investment income	$3,166,801	$1,561,554	$2,845,231	$1,242,810	$532,792	$20,474
Net realized gain (loss) on investments	1,012,649	1,034,812	1,542,232	1,091,778	842,090	(174,268)
Net unrealized gain (loss) on investments	1,536,982	(360,561)	(1,326,743)	(2,486,694)	(1,858,483)	(9,343)
Change in net assets from operations	$5,716,432	$2,235,805	$3,060,720	$(152,106)	$(483,601)	$(163,137)

Distributions declared to shareholders
From net investment income	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(37,301)
From net realized gain on investments	—	—	—	—	—	(5,543)
Total distributions declared to shareholders	$(3,504,139)	$(1,730,004)	$(3,450,100)	$(1,950,049)	$(1,125,025)	$(42,844)
Change in net assets from fund share transactions	$63,123,952	$5,693,673	$18,790,050	$22,782,678	$17,396,489	$1,517,275
Total change in net assets	$65,336,245	$6,199,474	$18,400,670	$20,680,523	$15,787,863	$1,311,294

Net assets
At beginning of period	101,634,750	57,068,346	135,535,220	101,946,021	71,133,228	2,839,206
At end of period	$166,970,995	$63,267,820	$153,935,890	$122,626,544	$86,921,091	$4,150,500
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$22,299	$382,615	$545,872	$110,610	$(14,845)	$4,218

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class A
Net asset value, beginning of period	$11.40		$11.31	$10.59	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.31	$0.28	$0.32		$0.34	$0.40
Net realized and unrealized gain (loss) on investments	0.18		0.12	0.74	1.61		(1.04)	(0.13)
Total from investment operations	$0.30		$0.43	$1.02	$1.93		$(0.70)	$0.27

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.34)	$(0.30)	$(0.34)		$(0.35)	$(0.42)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.12)		$(0.34)	$(0.30)	$(0.34)		$(0.39)	$(0.54)
Net asset value, end of period (x)	$11.58		$11.40	$11.31	$10.59		$9.00	$10.09
Total return (%) (r)(s)(t)(x)	2.65	(n)	3.92	9.81	21.68		(6.90)	2.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.44	0.52	0.70		1.23	1.61
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35		0.43	0.46
Net investment income (l)	2.00	(a)	2.82	2.61	3.20		3.72	4.01
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$87,859		$61,183	$36,345	$21,257		$4,940	$3,397

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class B
Net asset value, beginning of period	$11.41		$11.32	$10.60	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.23	$0.20	$0.25		$0.28	$0.35
Net realized and unrealized gain (loss) on investments	0.19		0.12	0.74	1.61		(1.05)	(0.15)
Total from investment operations	$0.26		$0.35	$0.94	$1.86		$(0.77)	$0.20

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.59		$11.41	$11.32	$10.60		$9.00	$10.09
Total return (%) (r)(s)(t)(x)	2.27	(n)	3.15	8.99	20.90		(7.52)	2.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.19	1.27	1.48		1.91	2.28
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10		1.10	1.11
Net investment income (l)	1.26	(a)	2.07	1.85	2.47		3.11	3.41
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$13,977		$11,082	$5,419	$3,104		$1,377	$771
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class C
Net asset value, beginning of period	$11.41		$11.31	$10.60	$9.00		$10.10	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.23	$0.20	$0.25		$0.29	$0.35
Net realized and unrealized gain (loss) on investments	0.18		0.13	0.73	1.61		(1.07)	(0.14)
Total from investment operations	$0.25		$0.36	$0.93	$1.86		$(0.78)	$0.21

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.58		$11.41	$11.31	$10.60		$9.00	$10.10
Total return (%) (r)(s)(t)(x)	2.18	(n)	3.24	8.89	20.90		(7.61)	2.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.19	1.26	1.43		1.88	2.28
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10		1.10	1.11
Net investment income (l)	1.27	(a)	2.07	1.82	2.46		3.20	3.40
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$64,863		$61,848	$32,200	$15,484		$2,808	$1,034

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class I
Net asset value, beginning of period	$11.41		$11.32	$10.60	$9.00		$10.10	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.34	$0.32	$0.34		$0.37	$0.40
Net realized and unrealized gain (loss) on investments	0.18		0.12	0.73	1.62		(1.05)	(0.08)
Total from investment operations	$0.31		$0.46	$1.05	$1.96		$(0.68)	$0.32

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.37)	$(0.33)	$(0.36)		$(0.38)	$(0.46)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.13)		$(0.37)	$(0.33)	$(0.36)		$(0.42)	$(0.58)
Net asset value, end of period (x)	$11.59		$11.41	$11.32	$10.60		$9.00	$10.10
Total return (%) (r)(s)(x)	2.78	(n)	4.18	10.07	22.09		(6.68)	3.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.15	(a)	0.19	0.26	0.45		0.90	1.17
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.01	0.10		0.10	0.11
Net investment income (l)	2.24	(a)	3.03	2.91	3.33		4.07	4.16
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$13,626		$8,556	$5,375	$557		$198	$203

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class R1
Net asset value, beginning of period	$11.41		$11.32	$10.61	$9.01		$10.10	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.23	$0.21	$0.25		$0.29	$0.39
Net realized and unrealized gain (loss) on investments	0.19		0.12	0.72	1.61		(1.06)	(0.17)
Total from investment operations	$0.26		$0.35	$0.93	$1.86		$(0.77)	$0.22

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.08)		$(0.26)	$(0.22)	$(0.26)		$(0.32)	$(0.47)
Net asset value, end of period (x)	$11.59		$11.41	$11.32	$10.61		$9.01	$10.10
Total return (%) (r)(s)(x)	2.27	(n)	3.15	8.89	20.88		(7.51)	2.13

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.15	(a)	1.20	1.25	1.51		1.91	2.43
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.02	1.10		1.10	1.19
Net investment income (l)	1.28	(a)	2.05	1.90	2.47		3.12	3.57
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$2,444		$2,831	$3,507	$1,023		$691	$645

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class R2
Net asset value, beginning of period	$11.41		$11.32	$10.60	$9.00		$10.09	$10.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.27	$0.25	$0.30		$0.33	$0.38
Net realized and unrealized gain (loss) on investments	0.19		0.13	0.74	1.61		(1.05)	(0.13)
Total from investment operations	$0.29		$0.40	$0.99	$1.91		$(0.72)	$0.25

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.31)	$(0.27)	$(0.31)		$(0.33)	$(0.40)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.11)		$(0.31)	$(0.27)	$(0.31)		$(0.37)	$(0.52)
Net asset value, end of period (x)	$11.59		$11.41	$11.32	$10.60		$9.00	$10.09
Total return (%) (r)(s)(x)	2.52	(n)	3.66	9.53	21.49		(7.05)	2.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.70	0.77	0.99		1.40	1.84
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.53	0.60		0.60	0.69
Net investment income (l)	1.77	(a)	2.46	2.35	2.98		3.57	3.76
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$9,675		$8,799	$12,771	$10,624		$6,102	$6,504

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class R3
Net asset value, beginning of period	$11.41		$11.31	$10.60	$8.99		$10.09	$10.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.33	$0.28	$0.33		$0.35	$0.44
Net realized and unrealized gain (loss) on investments	0.18		0.11	0.73	1.62		(1.06)	(0.16)
Total from investment operations	$0.30		$0.44	$1.01	$1.95		$(0.71)	$0.28

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.34)	$(0.30)	$(0.34)		$(0.35)	$(0.42)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.12)		$(0.34)	$(0.30)	$(0.34)		$(0.39)	$(0.54)
Net asset value, end of period (x)	$11.59		$11.41	$11.31	$10.60		$8.99	$10.09
Total return (%) (r)(s)(x)	2.65	(n)	4.01	9.70	21.93		(6.92)	2.77

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.44	0.52	0.77		1.15	1.66
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35		0.35	0.45
Net investment income (l)	2.02	(a)	2.95	2.60	3.29		3.82	4.14
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$12,685		$11,705	$5,883	$4,151		$5,071	$5,616

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010		2009	2008
Class R4
Net asset value, beginning of period	$11.42		$11.32	$10.61	$9.00		$10.10	$10.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.32	$0.31	$0.34		$0.37	$0.44
Net realized and unrealized gain (loss) on investments	0.18		0.15	0.73	1.63		(1.05)	(0.14)
Total from investment operations	$0.30		$0.47	$1.04	$1.97		$(0.68)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.37)	$(0.33)	$(0.36)		$(0.38)	$(0.45)
From net realized gain on investments	—		—	—	(0.00	)(w)	(0.04)	(0.12)
Total distributions declared to shareholders	$(0.13)		$(0.37)	$(0.33)	$(0.36)		$(0.42)	$(0.57)
Net asset value, end of period (x)	$11.59		$11.42	$11.32	$10.61		$9.00	$10.10
Total return (%) (r)(s)(x)	2.69	(n)	4.27	9.97	22.21		(6.67)	2.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.19	0.27	0.47		0.88	1.42
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10		0.10	0.16
Net investment income (l)	2.04	(a)	2.88	2.82	3.38		3.97	4.28
Portfolio turnover	6	(n)	14	20	12		58	61
Net assets at end of period (000 omitted)	$16,368		$967	$134	$116		$58	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$12.15		$12.07	$11.30	$9.51	$10.98	$11.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.34	$0.30	$0.34	$0.34	$0.37
Net realized and unrealized gain (loss) on investments	0.20		0.11	0.78	1.78	(1.45)	(0.07)
Total from investment operations	$0.32		$0.45	$1.08	$2.12	$(1.11)	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.31)	$(0.33)	$(0.35)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.37)	$(0.31)	$(0.33)	$(0.36)	$(0.40)
Net asset value, end of period (x)	$12.47		$12.15	$12.07	$11.30	$9.51	$10.98
Total return (%) (r)(s)(t)(x)	2.63	(n)	3.90	9.73	22.39	(9.89)	2.65

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.59	0.62	0.68	0.90	1.19
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.43	0.45
Net investment income (l)	2.01	(a)	2.83	2.59	3.16	3.44	3.42
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$18,813		$15,843	$12,831	$9,605	$6,136	$5,308

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$12.07		$11.98	$11.22	$9.44	$10.91	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.24	$0.21	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	0.19		0.12	0.78	1.77	(1.43)	(0.07)
Total from investment operations	$0.27		$0.36	$0.99	$2.03	$(1.16)	$0.22

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.23)	$(0.25)	$(0.30)	$(0.18)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.27)	$(0.23)	$(0.25)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$12.34		$12.07	$11.98	$11.22	$9.44	$10.91
Total return (%) (r)(s)(t)(x)	2.24	(n)	3.09	8.91	21.57	(10.46)	2.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.34	1.37	1.44	1.57	1.85
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10	1.10
Net investment income (l)	1.26	(a)	2.04	1.84	2.42	2.77	2.75
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$2,702		$2,347	$2,764	$2,096	$1,762	$1,578

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$11.95		$11.87	$11.13	$9.40	$10.89	$11.02

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.24	$0.21	$0.26	$0.27	$0.31
Net realized and unrealized gain (loss) on investments	0.19		0.11	0.78	1.75	(1.44)	(0.09)
Total from investment operations	$0.27		$0.35	$0.99	$2.01	$(1.17)	$0.22

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.25)	$(0.28)	$(0.31)	$(0.20)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.27)	$(0.25)	$(0.28)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$12.22		$11.95	$11.87	$11.13	$9.40	$10.89
Total return (%) (r)(s)(t)(x)	2.26	(n)	3.10	8.98	21.44	(10.52)	1.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.34	1.37	1.42	1.58	1.87
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10	1.10
Net investment income (l)	1.26	(a)	2.04	1.86	2.42	2.79	2.80
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$7,059		$5,674	$6,206	$4,243	$2,138	$946

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$12.21		$12.13	$11.35	$9.54	$11.02	$11.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.37	$0.33	$0.37	$0.37	$0.43
Net realized and unrealized gain (loss) on investments	0.20		0.11	0.79	1.79	(1.46)	(0.09)
Total from investment operations	$0.34		$0.48	$1.12	$2.16	$(1.09)	$0.34

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.34)	$(0.35)	$(0.38)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.40)	$(0.34)	$(0.35)	$(0.39)	$(0.43)
Net asset value, end of period (x)	$12.55		$12.21	$12.13	$11.35	$9.54	$11.02
Total return (%) (r)(s)(x)	2.78	(n)	4.12	10.01	22.79	(9.64)	3.02

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.34	0.37	0.44	0.55	0.84
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10	0.10	0.10
Net investment income (l)	2.27	(a)	3.06	2.82	3.45	3.66	3.81
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$697		$611	$603	$499	$370	$521

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$11.94		$11.88	$11.14	$9.39	$10.85	$10.99

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.24	$0.21	$0.26	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	0.20		0.11	0.77	1.75	(1.43)	(0.08)
Total from investment operations	$0.28		$0.35	$0.98	$2.01	$(1.16)	$0.21

Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.24)	$(0.26)	$(0.29)	$(0.20)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.29)	$(0.24)	$(0.26)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.22		$11.94	$11.88	$11.14	$9.39	$10.85
Total return (%) (r)(s)(x)	2.35	(n)	3.04	8.92	21.52	(10.49)	1.91

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.34	1.37	1.43	1.57	1.88
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10	1.17
Net investment income (l)	1.27	(a)	2.06	1.86	2.44	2.78	2.65
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$4,719		$4,879	$4,348	$3,622	$2,636	$2,442

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$12.05		$11.98	$11.22	$9.45	$10.92	$11.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.30	$0.27	$0.31	$0.32	$0.34
Net realized and unrealized gain (loss) on investments	0.20		0.11	0.77	1.77	(1.44)	(0.07)
Total from investment operations	$0.31		$0.41	$1.04	$2.08	$(1.12)	$0.27

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.31)	$(0.34)	$(0.24)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.34)	$(0.28)	$(0.31)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$12.36		$12.05	$11.98	$11.22	$9.45	$10.92
Total return (%) (r)(s)(x)	2.57	(n)	3.59	9.42	22.11	(10.06)	2.40

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	0.84	0.87	0.92	1.07	1.46
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.53	0.60	0.60	0.68
Net investment income (l)	1.77	(a)	2.56	2.34	2.93	3.28	3.21
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$23,997		$25,731	$23,777	$22,114	$13,266	$13,184

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$12.16		$12.08	$11.30	$9.51	$10.98	$11.07

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.33	$0.29	$0.34	$0.35	$0.39
Net realized and unrealized gain (loss) on investments	0.20		0.12	0.80	1.78	(1.46)	(0.09)
Total from investment operations	$0.32		$0.45	$1.09	$2.12	$(1.11)	$0.30

Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.31)	$(0.33)	$(0.35)	$(0.24)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.37)	$(0.31)	$(0.33)	$(0.36)	$(0.39)
Net asset value, end of period (x)	$12.48		$12.16	$12.08	$11.30	$9.51	$10.98
Total return (%) (r)(s)(x)	2.63	(n)	3.85	9.74	22.39	(9.85)	2.68

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.59	0.62	0.69	0.81	1.21
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	2.02	(a)	2.77	2.55	3.19	3.49	3.44
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$6,492		$7,665	$6,278	$5,536	$4,658	$5,796

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$12.19		$12.11	$11.34	$9.53	$11.01	$11.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.36	$0.33	$0.36	$0.37	$0.42
Net realized and unrealized gain (loss) on investments	0.20		0.12	0.78	1.80	(1.46)	(0.10)
Total from investment operations	$0.34		$0.48	$1.11	$2.16	$(1.09)	$0.32

Less distributions declared to shareholders
From net investment income	$—		$(0.40)	$(0.34)	$(0.35)	$(0.38)	$(0.27)
From net realized gain on investments	—		—	—	—	(0.01)	(0.15)
Total distributions declared to shareholders	$—		$(0.40)	$(0.34)	$(0.35)	$(0.39)	$(0.42)
Net asset value, end of period (x)	$12.53		$12.19	$12.11	$11.34	$9.53	$11.01
Total return (%) (r)(s)(x)	2.79	(n)	4.12	9.93	22.81	(9.64)	2.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.34	0.37	0.43	0.52	0.98
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.04	0.10	0.10	0.15
Net investment income (l)	2.26	(a)	3.04	2.84	3.39	3.48	3.84
Portfolio turnover	13	(n)	29	29	14	62	22
Net assets at end of period (000 omitted)	$1,289		$519	$261	$176	$108	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class A
Net asset value, beginning of period	$11.54		$11.61		$10.30	$7.97	$11.36	$11.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25		$0.20	$0.22	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	0.19		(0.02	)(g)	1.34	2.36	(3.28)	(0.15)
Total from investment operations	$0.28		$0.23		$1.54	$2.58	$(3.07)	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.23)	$(0.25)	$(0.26)	$(0.24)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.30)		$(0.23)	$(0.25)	$(0.32)	$(0.56)
Net asset value, end of period (x)	$11.82		$11.54		$11.61	$10.30	$7.97	$11.36
Total return (%) (r)(s)(t)(x)	2.43	(n)	2.15		15.11	32.47	(26.93)	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.43		0.44	0.46	0.60	0.74
Expenses after expense reductions (f)(h)	0.25	(a)	0.25		0.28	0.35	0.43	0.45
Net investment income (l)	1.52	(a)	2.27		1.91	2.28	2.35	1.86
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$35,703		$33,245		$27,869	$20,097	$10,928	$10,843

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class B
Net asset value, beginning of period	$11.45		$11.52		$10.23	$7.92	$11.28	$11.79

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17		$0.12	$0.15	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.33	2.34	(3.26)	(0.15)
Total from investment operations	$0.24		$0.14		$1.45	$2.49	$(3.11)	$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.16)	$(0.18)	$(0.19)	$(0.18)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.21)		$(0.16)	$(0.18)	$(0.25)	$(0.50)
Net asset value, end of period (x)	$11.69		$11.45		$11.52	$10.23	$7.92	$11.28
Total return (%) (r)(s)(t)(x)	2.10	(n)	1.36		14.23	31.53	(27.49)	(0.23)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.18		1.19	1.22	1.26	1.39
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.03	1.10	1.10	1.10
Net investment income (l)	0.77	(a)	1.51		1.16	1.55	1.63	1.23
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$6,038		$5,820		$5,649	$4,418	$3,176	$4,423

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class C
Net asset value, beginning of period	$11.34		$11.43		$10.16	$7.88	$11.24	$11.78

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17		$0.12	$0.15	$0.14	$0.15
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.32	2.32	(3.24)	(0.16)
Total from investment operations	$0.24		$0.14		$1.44	$2.47	$(3.10)	$(0.01)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)		$(0.17)	$(0.19)	$(0.20)	$(0.21)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.23)		$(0.17)	$(0.19)	$(0.26)	$(0.53)
Net asset value, end of period (x)	$11.58		$11.34		$11.43	$10.16	$7.88	$11.24
Total return (%) (r)(s)(t)(x)	2.12	(n)	1.33		14.27	31.52	(27.49)	(0.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.18		1.19	1.21	1.27	1.39
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.03	1.10	1.10	1.10
Net investment income (l)	0.77	(a)	1.54		1.17	1.58	1.62	1.31
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$14,253		$11,862		$9,727	$5,978	$3,036	$2,529

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class I
Net asset value, beginning of period	$11.59		$11.66		$10.34	$8.00	$11.41	$11.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.28		$0.23	$0.24	$0.24	$0.28
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.34	2.37	(3.30)	(0.17)
Total from investment operations	$0.30		$0.25		$1.57	$2.61	$(3.06)	$0.11

Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.25)	$(0.27)	$(0.29)	$(0.28)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.32)		$(0.25)	$(0.27)	$(0.35)	$(0.60)
Net asset value, end of period (x)	$11.89		$11.59		$11.66	$10.34	$8.00	$11.41
Total return (%) (r)(s)(x)	2.59	(n)	2.38		15.39	32.75	(26.72)	0.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.18		0.19	0.22	0.27	0.41
Expenses after expense reductions (f)(h)	0.00	(a)	0.00		0.03	0.10	0.10	0.10
Net investment income (l)	1.77	(a)	2.50		2.19	2.57	2.65	2.32
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$2,218		$1,948		$1,488	$857	$645	$690

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$11.43		$11.50		$10.20	$7.90	$11.23	$11.78

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17		$0.12	$0.14	$0.14	$0.14
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.33	2.34	(3.23)	(0.16)
Total from investment operations	$0.24		$0.14		$1.45	$2.48	$(3.09)	$(0.02)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)		$(0.15)	$(0.18)	$(0.18)	$(0.21)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.21)		$(0.15)	$(0.18)	$(0.24)	$(0.53)
Net asset value, end of period (x)	$11.67		$11.43		$11.50	$10.20	$7.90	$11.23
Total return (%) (r)(s)(x)	2.10	(n)	1.32		14.26	31.53	(27.46)	(0.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.18		1.19	1.22	1.26	1.45
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.03	1.10	1.10	1.17
Net investment income (l)	0.77	(a)	1.50		1.14	1.55	1.53	1.22
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$8,412		$8,804		$9,509	$9,195	$6,757	$8,935

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$11.46		$11.54		$10.24	$7.93	$11.31	$11.83

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.22		$0.18	$0.19	$0.19	$0.18
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.33	2.35	(3.26)	(0.15)
Total from investment operations	$0.27		$0.19		$1.51	$2.54	$(3.07)	$0.03

Less distributions declared to shareholders
From net investment income	$—		$(0.27)		$(0.21)	$(0.23)	$(0.25)	$(0.23)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.27)		$(0.21)	$(0.23)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$11.73		$11.46		$11.54	$10.24	$7.93	$11.31
Total return (%) (r)(s)(x)	2.36	(n)	1.82		14.84	32.13	(27.05)	0.09

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.68		0.69	0.72	0.77	0.98
Expenses after expense reductions (f)(h)	0.50	(a)	0.50		0.53	0.60	0.60	0.69
Net investment income (l)	1.28	(a)	2.02		1.66	2.06	2.18	1.63
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$63,734		$67,060		$61,509	$49,039	$31,030	$30,874
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$11.54		$11.62		$10.30	$7.97	$11.36	$11.85

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.25		$0.20	$0.22	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	0.20		(0.03	)(g)	1.35	2.36	(3.28)	(0.15)
Total from investment operations	$0.29		$0.22		$1.55	$2.58	$(3.07)	$0.07

Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.23)	$(0.25)	$(0.26)	$(0.24)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.30)		$(0.23)	$(0.25)	$(0.32)	$(0.56)
Net asset value, end of period (x)	$11.83		$11.54		$11.62	$10.30	$7.97	$11.36
Total return (%) (r)(s)(x)	2.51	(n)	2.06		15.18	32.47	(26.91)	0.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.43		0.44	0.47	0.51	0.75
Expenses after expense reductions (f)(h)	0.25	(a)	0.25		0.28	0.35	0.35	0.45
Net investment income (l)	1.52	(a)	2.27		1.91	2.31	2.33	1.87
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$31,057		$23,615		$19,344	$15,848	$11,616	$16,151

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012		2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$11.58		$11.65		$10.34	$7.99	$11.40	$11.90

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.29		$0.21	$0.24	$0.22	$0.26
Net realized and unrealized gain (loss) on investments	0.20		(0.04	)(g)	1.35	2.38	(3.28)	(0.17)
Total from investment operations	$0.30		$0.25		$1.56	$2.62	$(3.06)	$0.09

Less distributions declared to shareholders
From net investment income	$—		$(0.32)		$(0.25)	$(0.27)	$(0.29)	$(0.27)
From net realized gain on investments	—		—		—	—	(0.06)	(0.32)
Total distributions declared to shareholders	$—		$(0.32)		$(0.25)	$(0.27)	$(0.35)	$(0.59)
Net asset value, end of period (x)	$11.88		$11.58		$11.65	$10.34	$7.99	$11.40
Total return (%) (r)(s)(x)	2.59	(n)	2.39		15.29	32.92	(26.75)	0.64

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.18		0.19	0.21	0.23	0.48
Expenses after expense reductions (f)(h)	0.00	(a)	0.00		0.05	0.10	0.10	0.15
Net investment income (l)	1.64	(a)	2.61		2.03	2.54	1.99	2.36
Portfolio turnover	8	(n)	14		19	9	38	15
Net assets at end of period (000 omitted)	$46,913		$1,583		$441	$344	$204	$2,283

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$11.10		$11.39	$9.66	$7.08	$11.41	$12.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15	$0.11	$0.13	$0.08	$0.07
Net realized and unrealized gain (loss) on investments	0.17		(0.23)	1.78	2.63	(4.14)	(0.24)
Total from investment operations	$0.20		$(0.08)	$1.89	$2.76	$(4.06)	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.16)	$(0.18)	$(0.16)	$(0.20)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.21)	$(0.16)	$(0.18)	$(0.27)	$(0.66)
Net asset value, end of period (x)	$11.30		$11.10	$11.39	$9.66	$7.08	$11.41
Total return (%) (r)(s)(t)(x)	1.80	(n)	(0.49)	19.70	39.08	(35.45)	(1.65)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.47	0.50	0.55	0.74	0.87
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.44	0.45
Net investment income (l)	0.58	(a)	1.40	1.13	1.45	0.98	0.60
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$21,215		$18,822	$15,665	$9,817	$4,634	$5,917

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$10.99		$11.27	$9.58	$7.03	$11.32	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.04	$0.06	$0.02	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.17		(0.21)	1.74	2.61	(4.09)	(0.25)
Total from investment operations	$0.16		$(0.14)	$1.78	$2.67	$(4.07)	$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.09)	$(0.12)	$(0.11)	$(0.14)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.14)	$(0.09)	$(0.12)	$(0.22)	$(0.60)
Net asset value, end of period (x)	$11.15		$10.99	$11.27	$9.58	$7.03	$11.32
Total return (%) (r)(s)(t)(x)	1.46	(n)	(1.16)	18.69	38.07	(35.89)	(2.30)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.22	1.25	1.31	1.41	1.53
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10	1.10
Net investment income (loss) (l)	(0.18	)(a)	0.63	0.37	0.72	0.24	(0.02)
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$5,285		$4,497	$3,996	$2,911	$1,735	$2,195

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$10.94		$11.24	$9.56	$7.03	$11.34	$12.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.06	$0.04	$0.06	$0.03	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.17		(0.22)	1.75	2.60	(4.10)	(0.25)
Total from investment operations	$0.16		$(0.16)	$1.79	$2.66	$(4.07)	$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.11)	$(0.13)	$(0.13)	$(0.15)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.14)	$(0.11)	$(0.13)	$(0.24)	$(0.61)
Net asset value, end of period (x)	$11.10		$10.94	$11.24	$9.56	$7.03	$11.34
Total return (%) (r)(s)(t)(x)	1.46	(n)	(1.27)	18.81	37.90	(35.82)	(2.29)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.22	1.25	1.30	1.42	1.53
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.02	1.10	1.10	1.10
Net investment income (loss) (l)	(0.18	)(a)	0.62	0.39	0.70	0.42	(0.01)
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$7,477		$6,861	$5,594	$2,495	$981	$801

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$11.15		$11.43	$9.70	$7.11	$11.46	$12.29

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.17	$0.14	$0.16	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	0.17		(0.21)	1.77	2.63	(4.16)	(0.24)
Total from investment operations	$0.22		$(0.04)	$1.91	$2.79	$(4.05)	$(0.14)

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.18)	$(0.20)	$(0.19)	$(0.23)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.24)	$(0.18)	$(0.20)	$(0.30)	$(0.69)
Net asset value, end of period (x)	$11.37		$11.15	$11.43	$9.70	$7.11	$11.46
Total return (%) (r)(s)(x)	1.97	(n)	(0.17)	19.85	39.32	(35.18)	(1.35)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.22	0.25	0.32	0.41	0.52
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10	0.10	0.10
Net investment income (l)	0.83	(a)	1.59	1.35	1.79	1.29	0.86
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$4,016		$4,121	$3,009	$1,958	$1,149	$1,308

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$10.99		$11.28	$9.57	$7.03	$11.29	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.03	$0.07	$0.02	$(0.01)
Net realized and unrealized gain (loss) on investments	0.18		(0.23)	1.76	2.60	(4.08)	(0.26)
Total from investment operations	$0.17		$(0.16)	$1.79	$2.67	$(4.06)	$(0.27)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.08)	$(0.13)	$(0.09)	$(0.15)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.13)	$(0.08)	$(0.13)	$(0.20)	$(0.61)
Net asset value, end of period (x)	$11.16		$10.99	$11.28	$9.57	$7.03	$11.29
Total return (%) (r)(s)(x)	1.55	(n)	(1.26)	18.76	38.06	(35.87)	(2.42)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.22	1.25	1.31	1.40	1.58
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10	1.17
Net investment income (loss) (l)	(0.17	)(a)	0.63	0.35	0.79	0.24	(0.12)
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$7,620		$7,355	$6,558	$6,389	$3,717	$5,671

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$11.01		$11.30	$9.59	$7.04	$11.35	$12.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.09	$0.11	$0.07	$0.05
Net realized and unrealized gain (loss) on investments	0.17		(0.22)	1.76	2.60	(4.11)	(0.26)
Total from investment operations	$0.19		$(0.10)	$1.85	$2.71	$(4.04)	$(0.21)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.14)	$(0.16)	$(0.16)	$(0.18)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.19)	$(0.14)	$(0.16)	$(0.27)	$(0.64)
Net asset value, end of period (x)	$11.20		$11.01	$11.30	$9.59	$7.04	$11.35
Total return (%) (r)(s)(x)	1.73	(n)	(0.75)	19.38	38.63	(35.51)	(1.93)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.72	0.75	0.81	0.91	1.12
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.53	0.60	0.60	0.68
Net investment income (l)	0.33	(a)	1.14	0.88	1.25	0.89	0.42
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$52,336		$54,704	$48,253	$36,518	$20,269	$21,426

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$11.08		$11.37	$9.64	$7.07	$11.40	$12.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.14	$0.11	$0.13	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.17		(0.22)	1.78	2.62	(4.15)	(0.25)
Total from investment operations	$0.20		$(0.08)	$1.89	$2.75	$(4.05)	$(0.18)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.16)	$(0.18)	$(0.17)	$(0.19)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.21)	$(0.16)	$(0.18)	$(0.28)	$(0.65)
Net asset value, end of period (x)	$11.28		$11.08	$11.37	$9.64	$7.07	$11.40
Total return (%) (r)(s)(x)	1.81	(n)	(0.50)	19.73	38.99	(35.40)	(1.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.47	0.50	0.56	0.65	0.88
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	0.57	(a)	1.36	1.14	1.50	1.16	0.61
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$27,773		$25,364	$18,169	$13,516	$8,597	$12,012

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$11.14		$11.42	$9.69	$7.10	$11.44	$12.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.17	$0.14	$0.14	$0.04	$0.13
Net realized and unrealized gain (loss) on investments	0.18		(0.21)	1.77	2.65	(4.08)	(0.28)
Total from investment operations	$0.22		$(0.04)	$1.91	$2.79	$(4.04)	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.18)	$(0.20)	$(0.19)	$(0.23)
From net realized gain on investments	—		—	—	—	(0.11)	(0.46)
Total distributions declared to shareholders	$—		$(0.24)	$(0.18)	$(0.20)	$(0.30)	$(0.69)
Net asset value, end of period (x)	$11.36		$11.14	$11.42	$9.69	$7.10	$11.44
Total return (%) (r)(s)(x)	1.97	(n)	(0.17)	19.87	39.38	(35.16)	(1.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.22	0.25	0.29	0.33	0.60
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10	0.10	0.15
Net investment income (l)	0.65	(a)	1.60	1.42	1.64	0.40	1.12
Portfolio turnover	7	(n)	12	15	6	38	14
Net assets at end of period (000 omitted)	$38,369		$902	$702	$278	$108	$2,321

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class A
Net asset value, beginning of period	$10.96		$11.31	$9.49	$6.90	$11.37		$12.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.10	$0.08	$0.10	$0.06		$0.04
Net realized and unrealized gain (loss) on investments	0.16		(0.27)	1.88	2.66	(4.30)		(0.27)
Total from investment operations	$0.17		$(0.17)	$1.96	$2.76	$(4.24)		$(0.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$(0.17)	$(0.14)		$(0.18)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.18)	$(0.14)	$(0.17)	$(0.23)		$(0.67)
Net asset value, end of period (x)	$11.13		$10.96	$11.31	$9.49	$6.90		$11.37
Total return (%) (r)(s)(t)(x)	1.55	(n)	(1.36)	20.78	40.17	(37.10)		(2.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.55	0.59	0.69	1.01		1.27
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.43		0.45
Net investment income (l)	0.14	(a)	0.97	0.85	1.21	0.70		0.34
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$13,515		$12,700	$10,260	$6,861	$3,121		$2,978

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class B
Net asset value, beginning of period	$10.90		$11.25	$9.44	$6.88	$11.29		$12.21

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.02	$0.01	$0.04	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.16		(0.27)	1.87	2.64	(4.25)		(0.28)
Total from investment operations	$0.13		$(0.25)	$1.88	$2.68	$(4.25)		$(0.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.07)	$(0.12)	$(0.07)		$(0.12)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.10)	$(0.07)	$(0.12)	$(0.16)		$(0.61)
Net asset value, end of period (x)	$11.03		$10.90	$11.25	$9.44	$6.88		$11.29
Total return (%) (r)(s)(t)(x)	1.19	(n)	(2.09)	20.00	39.00	(37.50)		(2.72)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.30	1.34	1.46	1.66		1.95
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10		1.10
Net investment income (loss) (l)	(0.61	)(a)	0.21	0.11	0.49	(0.05)		(0.26)
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$2,772		$2,498	$2,244	$1,630	$1,072		$1,639

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class C
Net asset value, beginning of period	$10.79		$11.16	$9.38	$6.85	$11.26		$12.23

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03	$0.01	$0.05	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments	0.16		(0.28)	1.85	2.61	(4.23)		(0.31)
Total from investment operations	$0.13		$(0.25)	$1.86	$2.66	$(4.23)		$(0.30)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.08)	$(0.13)	$(0.09)		$(0.18)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)	$(0.13)	$(0.18)		$(0.67)
Net asset value, end of period (x)	$10.92		$10.79	$11.16	$9.38	$6.85		$11.26
Total return (%) (r)(s)(t)(x)	1.20	(n)	(2.14)	19.93	38.97	(37.46)		(2.69)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.30	1.34	1.44	1.68		1.86
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10		1.10
Net investment income (loss) (l)	(0.61	)(a)	0.26	0.12	0.53	(0.01)		0.06
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$6,396		$5,663	$3,597	$2,134	$859		$964

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class I
Net asset value, beginning of period	$11.02		$11.37	$9.53	$6.93	$11.42		$12.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12	$0.11	$0.13	$0.08		$0.09
Net realized and unrealized gain (loss) on investments	0.17		(0.27)	1.89	2.66	(4.31)		(0.28)
Total from investment operations	$0.19		$(0.15)	$2.00	$2.79	$(4.23)		$(0.19)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.16)	$(0.19)	$(0.17)		$(0.22)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.20)	$(0.16)	$(0.19)	$(0.26)		$(0.71)
Net asset value, end of period (x)	$11.21		$11.02	$11.37	$9.53	$6.93		$11.42
Total return (%) (r)(s)(x)	1.72	(n)	(1.12)	21.16	40.38	(36.88)		(1.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.30	0.34	0.46	0.67		0.95
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10	0.10		0.10
Net investment income (l)	0.39	(a)	1.19	1.11	1.47	0.97		0.76
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$4,553		$4,030	$2,972	$2,094	$1,225		$1,518

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class R1
Net asset value, beginning of period	$10.81		$11.18	$9.39	$6.84	$11.26		$12.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.03	$0.01	$0.04	$(0.00	)(w)	$(0.04)
Net realized and unrealized gain (loss) on investments	0.16		(0.28)	1.85	2.63	(4.24)		(0.27)
Total from investment operations	$0.13		$(0.25)	$1.86	$2.67	$(4.24)		$(0.31)

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.07)	$(0.12)	$(0.09)		$(0.14)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.12)	$(0.07)	$(0.12)	$(0.18)		$(0.63)
Net asset value, end of period (x)	$10.94		$10.81	$11.18	$9.39	$6.84		$11.26
Total return (%) (r)(s)(x)	1.20	(n)	(2.12)	19.90	39.08	(37.53)		(2.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.32	(a)	1.30	1.34	1.46	1.67		1.97
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.03	1.10	1.10		1.17
Net investment income (loss) (l)	(0.61	)(a)	0.25	0.09	0.48	(0.01)		(0.36)
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$5,796		$5,728	$5,204	$3,759	$2,368		$2,645

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009		2008
Class R2
Net asset value, beginning of period	$10.89		$11.24	$9.43	$6.87	$11.32		$12.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.06	$0.09	$0.05		$0.02
Net realized and unrealized gain (loss) on investments	0.17		(0.27)	1.87	2.63	(4.27)		(0.28)
Total from investment operations	$0.16		$(0.20)	$1.93	$2.72	$(4.22)		$(0.26)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.12)	$(0.16)	$(0.14)		$(0.17)
From net realized gain on investments	—		—	—	—	(0.09)		(0.49)
Total distributions declared to shareholders	$—		$(0.15)	$(0.12)	$(0.16)	$(0.23)		$(0.66)
Net asset value, end of period (x)	$11.05		$10.89	$11.24	$9.43	$6.87		$11.32
Total return (%) (r)(s)(x)	1.47	(n)	(1.62)	20.58	39.67	(37.14)		(2.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.82	(a)	0.80	0.84	0.95	1.18		1.51
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.53	0.60	0.60		0.68
Net investment income (loss) (l)	(0.10	)(a)	0.71	0.63	1.05	0.57		0.16
Portfolio turnover	14	(n)	13	14	8	33		11
Net assets at end of period (000 omitted)	$38,857		$45,458	$38,606	$27,881	$14,024		$11,566

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$10.96		$11.31	$9.49	$6.90	$11.36	$12.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.10	$0.08	$0.11	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	0.16		(0.27)	1.88	2.65	(4.28)	(0.28)
Total from investment operations	$0.17		$(0.17)	$1.96	$2.76	$(4.22)	$(0.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.14)	$(0.17)	$(0.15)	$(0.19)
From net realized gain on investments	—		—	—	—	(0.09)	(0.49)
Total distributions declared to shareholders	$—		$(0.18)	$(0.14)	$(0.17)	$(0.24)	$(0.68)
Net asset value, end of period (x)	$11.13		$10.96	$11.31	$9.49	$6.90	$11.36
Total return (%) (r)(s)(x)	1.55	(n)	(1.37)	20.78	40.13	(37.01)	(2.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.55	0.59	0.72	0.91	1.28
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.28	0.35	0.35	0.45
Net investment income (l)	0.14	(a)	0.94	0.86	1.27	0.72	0.40
Portfolio turnover	14	(n)	13	14	8	33	11
Net assets at end of period (000 omitted)	$11,490		$10,073	$7,752	$5,283	$3,507	$5,358

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$11.01		$11.36	$9.53	$6.93	$11.41	$12.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.11	$0.13	$0.04	$0.10
Net realized and unrealized gain (loss) on investments	0.18		(0.28)	1.88	2.66	(4.26)	(0.29)
Total from investment operations	$0.19		$(0.15)	$1.99	$2.79	$(4.22)	$(0.19)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.16)	$(0.19)	$(0.17)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.09)	(0.49)
Total distributions declared to shareholders	$—		$(0.20)	$(0.16)	$(0.19)	$(0.26)	$(0.71)
Net asset value, end of period (x)	$11.20		$11.01	$11.36	$9.53	$6.93	$11.41
Total return (%) (r)(s)(x)	1.73	(n)	(1.12)	21.05	40.38	(36.82)	(1.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.25	(a)	0.30	0.35	0.46	0.58	1.06
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.03	0.10	0.10	0.15
Net investment income (l)	0.14	(a)	1.20	1.11	1.51	0.35	0.87
Portfolio turnover	14	(n)	13	14	8	33	11
Net assets at end of period (000 omitted)	$38,974		$771	$499	$234	$131	$1,455

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class A
Net asset value, beginning of period	$11.79		$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.07	$0.11
Net realized and unrealized gain (loss) on investments	0.17		(0.22)	2.10
Total from investment operations	$0.18		$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.13)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.13)
Net asset value, end of period (x)	$11.97		$11.79	$12.08
Total return (%) (r)(s)(t)(x)	1.53	(n)	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.27	(a)	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.14	(a)	0.66	1.60	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$989		$655	$1,836

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class B
Net asset value, beginning of period	$11.69		$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.17		(0.26)	2.13
Total from investment operations	$0.13		$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.10)
Net asset value, end of period (x)	$11.82		$11.69	$12.06
Total return (%) (r)(s)(t)(x)	1.11	(n)	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.06	(a)	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.16	0.46	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$390		$329	$172
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class C
Net asset value, beginning of period	$11.68		$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.03	$0.04
Net realized and unrealized gain (loss) on investments	0.17		(0.27)	2.12
Total from investment operations	$0.13		$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.14)	$(0.10)
Net asset value, end of period (x)	$11.81		$11.68	$12.06
Total return (%) (r)(s)(t)(x)	1.11	(n)	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.05	(a)	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.24	0.52	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$362		$267	$167

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class I
Net asset value, beginning of period	$11.75		$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.15	$0.11
Net realized and unrealized gain (loss) on investments	0.17		(0.27)	2.12
Total from investment operations	$0.19		$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.13)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.13)
Net asset value, end of period (x)	$11.94		$11.75	$12.10
Total return (%) (r)(s)(x)	1.62	(n)	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.13	(a)	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.39	(a)	1.33	1.55	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$338		$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class R1
Net asset value, beginning of period	$11.69		$12.06	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.02	$0.04
Net realized and unrealized gain (loss) on investments	0.17		(0.26)	2.12
Total from investment operations	$0.13		$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.10)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.10)
Net asset value, end of period (x)	$11.82		$11.69	$12.06
Total return (%) (r)(s)(x)	1.11	(n)	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	4.03	(a)	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	(a)
Net investment income (loss) (l)	(0.61	)(a)	0.21	0.58	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$253		$182	$122

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class R2
Net asset value, beginning of period	$11.71		$12.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.07
Net realized and unrealized gain (loss) on investments	0.17		(0.25)	2.13
Total from investment operations	$0.16		$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.12)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.12)
Net asset value, end of period (x)	$11.87		$11.71	$12.08
Total return (%) (r)(s)(x)	1.37	(n)	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.55	(a)	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	(a)
Net investment income (loss) (l)	(0.11	)(a)	0.66	1.08	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$2,080		$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class R3
Net asset value, beginning of period	$11.73		$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.09	$0.09
Net realized and unrealized gain (loss) on investments	0.17		(0.24)	2.12
Total from investment operations	$0.18		$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.12)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)	$(0.12)
Net asset value, end of period (x)	$11.91		$11.73	$12.09
Total return (%) (r)(s)(x)	1.53	(n)	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.19	(a)	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	(a)
Net investment income (l)	0.11	(a)	0.79	1.28	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$1,117		$585	$144

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
			2012	2011 (c)
Class R4
Net asset value, beginning of period	$11.75		$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.11
Net realized and unrealized gain (loss) on investments	0.17		(0.25)	2.12
Total from investment operations	$0.18		$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.13)
From net realized gain on investments	—		(0.02)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.13)
Net asset value, end of period (x)	$11.93		$11.75	$12.10
Total return (%) (r)(s)(x)	1.53	(n)	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	(a)
Net investment income (l)	0.13	(a)	1.19	1.58	(a)
Portfolio turnover	9	(n)	69	4	(n)
Net assets at end of period (000 omitted)	$9,813		$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$221,585,453	$—	$—	$221,585,453

MFS Lifetime 2010 Fund
Investments at Value
Mutual Funds	$65,813,144	$—	$—	$65,813,144

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$208,303,226	$—	$—	$208,303,226

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$163,964,597	$—	$—	$163,964,597

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$122,316,347	$—	$—	$122,316,347

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$15,312,521	$—	$—	$15,312,521

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended October 31, 2012, is shown as a reduction of total expenses on the Statement of Operations. In the case of MFS Lifetime 2010 Fund and MFS Lifetime 2020 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Ordinary income (including any short-term capital gains)	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$38,014
Long-term capital gain	—	—	—	—	—	4,830
Total distributions	$3,504,139	$1,730,004	$3,450,100	$1,950,049	$1,125,025	$42,844

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Cost of investments	$206,975,991	$58,036,707	$189,476,547	$147,962,851	$110,074,943	$14,976,955
Gross appreciation	14,689,368	7,812,082	18,883,231	16,020,066	12,241,404	346,767
Gross depreciation	(79,906)	(35,645)	(56,552)	(18,320)	—	(11,201)
Net unrealized appreciation (depreciation)	$14,609,462	$7,776,437	$18,826,679	$16,001,746	$12,241,404	$335,566

Notes to Financial Statements (unaudited) – continued

As of 4/30/12	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Undistributed ordinary income	$262,468	$382,615	$545,872	$110,610	$—	$4,218
Capital loss carryforwards	(299,223)	(985,953)	(6,620,549)	(5,950,952)	(3,049,396)	(133,503)
Post-October capital loss deferral	—	—	(50,762)	(14,241)	—	—
Late year ordinary loss deferral	—	—	—	—	(14,845)	—
Other temporary differences	(240,169)	—	—	—	—	—
Net unrealized appreciation (depreciation)	11,389,626	6,874,875	16,296,116	13,866,414	11,133,287	298,472

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, each fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
4/30/18	$(299,223)	$(985,953)	$(6,325,417)	$(5,683,849)	$(2,954,836)	$—
4/30/19	—	—	(295,132)	(267,103)	(94,560)	—
Total	$(299,223)	$(985,953)	$(6,620,549)	$(5,950,952)	$(3,049,396)	$—

Post-enactment losses:	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Short-Term	$—	$—	$—	$—	$—	$(133,503)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss), are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Retirement Income Fund		MFS Lifetime 2010 Fund		MFS Lifetime 2020 Fund
	Six months ended 10/31/12	Year ended 4/30/12	Six months ended 10/31/12	Year ended 4/30/12	Six months ended 10/31/12	Year ended 4/30/12
Class A	$759,103	$1,469,307	$—	$449,943	$—	$773,294
Class B	83,246	174,637	—	52,310	—	100,023
Class C	425,246	1,024,853	—	131,306	—	217,535
Class I	127,226	209,409	—	18,134	—	41,490
Class R1	17,464	66,974	—	111,136	—	154,364
Class R2	87,003	271,402	—	782,925	—	1,620,907
Class R3	130,219	275,769	—	159,902	—	500,619
Class R4	41,406	11,788	—	24,348	—	41,868
Total	$1,670,913	$3,504,139	$—	$1,730,004	$—	$3,450,100

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2030 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2050 Fund
	Six months ended 10/31/12	Year ended 4/30/12	Six months ended 10/31/12	Year ended 4/30/12	Six months ended 10/31/12	Year ended 4/30/12
Class A	$—	$337,429	$—	$182,236	$—	$4,602
Class B	—	49,582	—	22,724	—	1,752
Class C	—	79,916	—	53,785	—	2,372
Class I	—	70,008	—	58,111	—	5,120
Class R1	—	82,506	—	73,494	—	1,472
Class R2	—	947,260	—	592,042	—	16,598
Class R3	—	366,819	—	129,974	—	3,087
Class R4	—	16,529	—	12,659	—	2,298
Total	$—	$1,950,049	$—	$1,125,025	$—	$37,301

From net realized gain on investments

	MFS Lifetime 2050 Fund
	Six months ended 10/31/12	Year ended 4/30/12
Class A	$—	$870
Class B	—	377
Class C	—	451
Class I	—	584
Class R1	—	306
Class R2	—	2,302
Class R3	—	391
Class R4	—	262
Total	$—	$5,543

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2013 after which MFS may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the six months ended October 31, 2012, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$139,499	$118,559	$157,483	$151,934	$143,712	$84,684

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A shares of each fund:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$78,837	$6,273	$12,292	$14,035	$7,244	$1,743

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$91,178
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	20,982
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	42,950
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	24,648
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	16,145
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	1,014

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$62,047
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	12,611
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	29,518
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	24,492
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	12,947
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,725

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$316,596
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	30,711
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	65,151
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	35,648
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	29,383
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,590

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$12,947
MFS Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	23,792
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	42,099
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	35,887
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	27,686
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,062

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$23,636
MFS Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	61,884
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	163,048
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	132,756
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	103,442
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	4,632

Notes to Financial Statements (unaudited) – continued

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$15,596
MFS Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	8,162
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	32,309
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	32,372
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	13,368
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	1,088

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Total Distribution and Service Fees	$522,000	$158,142	$375,075	$285,803	$202,971	$11,111

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2012, were as follows:

CDSC Imposed	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Class A	$139	$24	$52	$56	$30	$—
Class B	11,707	4,787	3,023	1,430	1,943	29
Class C	9,095	534	310	909	301	25

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), certain underlying funds may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2012, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
0.0094%	0.0278%	0.0105%	0.0134%	0.0193%	0.2611%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the

Notes to Financial Statements (unaudited) – continued

Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in “Miscellaneous” expense on the Statement of Operations:

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$723	$271	$660	$522	$367	$17

MFS has agreed to reimburse each fund for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
$320	$115	$283	$224	$155	$8

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Purchases	$61,593,104	$8,931,570	$63,795,883	$48,931,705	$47,898,788	$11,769,572
Sales	$12,238,937	$8,124,795	$13,490,382	$9,979,942	$13,355,636	$655,377

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,777,806	$31,724,608	3,262,653	$36,360,812	291,375	$3,587,542	475,571	$5,669,306
Class B	291,709	3,331,865	600,733	6,701,321	43,386	525,574	58,014	686,699
Class C	1,463,454	16,713,743	3,207,672	35,756,950	145,821	1,758,899	144,415	1,687,669
Class I	530,295	6,044,445	689,855	7,717,157	9,667	120,826	18,721	223,466
Class R1	17,796	202,015	54,064	603,736	61,205	727,052	130,415	1,524,674
Class R2	192,430	2,183,748	412,864	4,611,604	251,816	3,055,711	1,128,090	13,371,324
Class R3	192,629	2,191,310	807,238	8,976,172	70,124	857,901	279,615	3,361,499
Class R4	1,461,273	16,977,977	83,588	947,340	133,406	1,626,118	87,174	1,053,548
	6,927,392	$79,369,711	9,118,667	$101,675,092	1,006,800	$12,259,623	2,322,015	$27,578,185

Shares issued to shareholders in reinvestment of distributions
Class A	58,494	$669,327	109,576	$1,217,507	—	$—	34,131	$395,234
Class B	6,843	78,237	14,320	158,897	—	—	3,979	45,878
Class C	33,127	378,232	81,983	909,378	—	—	9,014	102,855
Class I	7,490	85,732	10,572	117,700	—	—	1,552	18,036
Class R1	1,525	17,411	6,028	66,914	—	—	9,740	111,136
Class R2	7,181	82,095	23,444	260,690	—	—	63,857	733,704
Class R3	11,392	130,220	24,830	275,720	—	—	13,808	159,902
Class R4	3,580	41,403	1,039	11,620	—	—	2,097	24,348
	129,632	$1,482,657	271,792	$3,018,426	—	$—	138,178	$1,591,093

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Retirement Income Fund				MFS Lifetime 2010 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(617,048)	$(7,031,413)	(1,220,630)	$(13,601,140)	(86,978)	$(1,064,266)	(268,687)	$(3,213,252)
Class B	(63,609)	(725,703)	(122,641)	(1,366,971)	(18,911)	(229,071)	(98,249)	(1,159,413)
Class C	(1,319,963)	(15,062,820)	(713,501)	(7,940,588)	(42,974)	(513,129)	(201,457)	(2,367,307)
Class I	(111,924)	(1,274,828)	(425,451)	(4,726,670)	(4,128)	(50,848)	(20,003)	(242,417)
Class R1	(56,589)	(639,950)	(121,864)	(1,366,006)	(83,306)	(988,938)	(97,820)	(1,140,433)
Class R2	(135,976)	(1,552,785)	(793,719)	(8,830,453)	(444,676)	(5,377,337)	(1,042,121)	(12,344,690)
Class R3	(135,378)	(1,562,411)	(325,953)	(3,604,705)	(180,330)	(2,192,023)	(182,906)	(2,186,535)
Class R4	(137,272)	(1,569,860)	(11,825)	(133,033)	(73,186)	(916,729)	(68,268)	(821,558)
	(2,577,759)	$(29,419,770)	(3,735,584)	$(41,569,566)	(934,489)	$(11,332,341)	(1,979,511)	$(23,475,605)

Net change
Class A	2,219,252	$25,362,522	2,151,599	$23,977,179	204,397	$2,523,276	241,015	$2,851,288
Class B	234,943	2,684,399	492,412	5,493,247	24,475	296,503	(36,256)	(426,836)
Class C	176,618	2,029,155	2,576,154	28,725,740	102,847	1,245,770	(48,028)	(576,783)
Class I	425,861	4,855,349	274,976	3,108,187	5,539	69,978	270	(915)
Class R1	(37,268)	(420,524)	(61,772)	(695,356)	(22,101)	(261,886)	42,335	495,377
Class R2	63,635	713,058	(357,411)	(3,958,159)	(192,860)	(2,321,626)	149,826	1,760,338
Class R3	68,643	759,119	506,115	5,647,187	(110,206)	(1,334,122)	110,517	1,334,866
Class R4	1,327,581	15,449,520	72,802	825,927	60,220	709,389	21,003	256,338
	4,479,265	$51,432,598	5,654,875	$63,123,952	72,311	$927,282	480,682	$5,693,673

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	417,413	$4,844,371	852,104	$9,450,509	313,963	$3,458,578	545,797	$5,711,064
Class B	51,344	582,302	111,779	1,238,633	84,569	906,288	135,244	1,418,134
Class C	231,047	2,613,301	372,651	4,077,727	133,308	1,430,818	287,381	2,988,821
Class I	23,932	272,200	58,365	661,252	41,315	450,413	144,371	1,525,278
Class R1	81,581	930,377	201,484	2,220,088	102,592	1,117,181	208,949	2,175,290
Class R2	662,760	7,552,925	2,243,275	25,008,495	668,941	7,231,443	2,221,249	23,720,472
Class R3	975,618	11,322,243	640,647	7,220,962	457,431	5,003,190	876,429	9,394,922
Class R4	3,953,103	46,989,417	118,233	1,356,143	3,389,787	38,624,080	43,610	478,117
	6,396,798	$75,107,136	4,598,538	$51,233,809	5,191,906	$58,221,991	4,463,030	$47,412,098

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	68,959	$739,928	—	$—	31,128	$312,836
Class B	—	—	8,507	90,850	—	—	4,908	48,986
Class C	—	—	13,650	144,284	—	—	5,255	52,177
Class I	—	—	3,744	40,322	—	—	6,914	69,759
Class R1	—	—	14,481	154,364	—	—	8,267	82,506
Class R2	—	—	149,103	1,590,927	—	—	94,128	939,399
Class R3	—	—	46,656	500,619	—	—	36,572	366,819
Class R4	—	—	3,891	41,868	—	—	1,640	16,529
	—	$—	308,991	$3,303,162	—	$—	188,812	$1,889,011

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2020 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(278,185)	$(3,233,336)	(440,224)	$(4,854,165)	(133,082)	$(1,475,144)	(257,161)	$(2,708,602)
Class B	(42,993)	(488,980)	(102,462)	(1,127,753)	(19,856)	(213,275)	(85,370)	(882,335)
Class C	(45,606)	(514,328)	(191,675)	(2,101,964)	(87,023)	(936,496)	(163,356)	(1,693,390)
Class I	(5,391)	(60,727)	(21,768)	(245,388)	(57,736)	(624,272)	(44,863)	(486,252)
Class R1	(130,753)	(1,477,477)	(273,028)	(3,016,567)	(88,509)	(963,467)	(129,700)	(1,356,610)
Class R2	(1,078,956)	(12,327,722)	(1,874,196)	(20,666,468)	(964,279)	(10,464,367)	(1,618,957)	(16,762,469)
Class R3	(395,227)	(4,618,749)	(307,023)	(3,473,401)	(285,416)	(3,181,976)	(222,474)	(2,356,076)
Class R4	(140,468)	(1,674,041)	(23,252)	(261,215)	(91,772)	(1,044,555)	(25,756)	(272,697)
	(2,117,579)	$(24,395,360)	(3,233,628)	$(35,746,921)	(1,727,673)	$(18,903,552)	(2,547,637)	$(26,518,431)

Net change
Class A	139,228	$1,611,035	480,839	$5,336,272	180,881	$1,983,434	319,764	$3,315,298
Class B	8,351	93,322	17,824	201,730	64,713	693,013	54,782	584,785
Class C	185,441	2,098,973	194,626	2,120,047	46,285	494,322	129,280	1,347,608
Class I	18,541	211,473	40,341	456,186	(16,421)	(173,859)	106,422	1,108,785
Class R1	(49,172)	(547,100)	(57,063)	(642,115)	14,083	153,714	87,516	901,186
Class R2	(416,196)	(4,774,797)	518,182	5,932,954	(295,338)	(3,232,924)	696,420	7,897,402
Class R3	580,391	6,703,494	380,280	4,248,180	172,015	1,821,214	690,527	7,405,665
Class R4	3,812,635	45,315,376	98,872	1,136,796	3,298,015	37,579,525	19,494	221,949
	4,279,219	$50,711,776	1,673,901	$18,790,050	3,464,233	$39,318,439	2,104,205	$22,782,678

	MFS Lifetime 2040 Fund				MFS Lifetime 2050 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	176,922	$1,900,645	374,056	$3,876,266	31,045	$358,573	39,495	$446,466
Class B	37,432	398,847	59,049	616,470	4,981	58,172	14,146	158,520
Class C	112,657	1,190,050	272,374	2,792,807	8,633	97,971	9,092	100,562
Class I	46,167	508,228	118,627	1,254,045	2,602	30,251	18,060	202,149
Class R1	81,471	861,972	320,587	3,224,711	5,860	67,076	5,382	59,856
Class R2	719,098	7,648,899	1,891,350	19,800,711	78,235	900,528	206,661	2,327,431
Class R3	228,773	2,454,175	349,227	3,685,496	51,151	585,750	38,536	439,164
Class R4	3,522,933	39,848,562	46,040	499,157	840,168	10,124,536	1,357	15,941
	4,925,453	$54,811,378	3,431,310	$35,749,663	1,022,675	$12,222,857	332,729	$3,750,089

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	17,833	$175,831	—	$—	514	$5,451
Class B	—	—	2,210	21,700	—	—	197	2,083
Class C	—	—	3,637	35,390	—	—	268	2,823
Class I	—	—	5,870	58,111	—	—	541	5,704
Class R1	—	—	7,538	73,494	—	—	169	1,778
Class R2	—	—	59,301	581,154	—	—	1,795	18,900
Class R3	—	—	13,195	129,974	—	—	330	3,478
Class R4	—	—	1,280	12,659	—	—	243	2,560
	—	$—	110,864	$1,088,313	—	$—	4,057	$42,777

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2050 Fund
	Six months ended 10/31/12		Year ended 4/30/12		Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(121,575)	$(1,315,105)	(140,477)	$(1,454,284)	(3,931)	$(45,723)	(136,447)	$(1,393,232)
Class B	(15,322)	(162,526)	(31,533)	(324,875)	(153)	(1,741)	(462)	(4,747)
Class C	(51,651)	(542,978)	(73,722)	(745,396)	(906)	(10,390)	(298)	(3,401)
Class I	(5,561)	(58,509)	(20,326)	(212,640)	(5,649)	(61,593)	(50)	(590)
Class R1	(81,478)	(851,648)	(263,869)	(2,636,542)	(39)	(454)	(83)	(931)
Class R2	(1,375,293)	(14,609,025)	(1,212,203)	(12,513,719)	(41,915)	(483,703)	(79,602)	(862,480)
Class R3	(115,543)	(1,232,277)	(128,993)	(1,332,451)	(7,212)	(83,676)	(889)	(10,123)
Class R4	(113,637)	(1,281,078)	(21,212)	(221,580)	(29,602)	(356,736)	(8)	(87)
	(1,880,060)	$(20,053,146)	(1,892,335)	$(19,441,487)	(89,407)	$(1,044,016)	(217,839)	$(2,275,591)

Net change
Class A	55,347	$585,540	251,412	$2,597,813	27,114	$312,850	(96,438)	$(941,315)
Class B	22,110	236,321	29,726	313,295	4,828	56,431	13,881	155,856
Class C	61,006	647,072	202,289	2,082,801	7,727	87,581	9,062	99,984
Class I	40,606	449,719	104,171	1,099,516	(3,047)	(31,342)	18,551	207,263
Class R1	(7)	10,324	64,256	661,663	5,821	66,622	5,468	60,703
Class R2	(656,195)	(6,960,126)	738,448	7,868,146	36,320	416,825	128,854	1,483,851
Class R3	113,230	1,221,898	233,429	2,483,019	43,939	502,074	37,977	432,519
Class R4	3,409,296	38,567,484	26,108	290,236	810,566	9,767,800	1,592	18,414
	3,045,393	$34,758,232	1,649,839	$17,396,489	933,268	$11,178,841	118,947	$1,517,275

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, each fund’s commitment fee and interest expense were equal to the following and are included in “Miscellaneous” expense on the Statement of Operations.

	MFS Lifetime Retirement Income Fund	MFS Lifetime 2010 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2050 Fund
Commitment Fee	$541	$205	$492	$387	$274	$14
Interest Expense	—	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	342,566	577,404	(463,777)	456,193
MFS Commodity Strategy Fund	174,989	279,083	(228,820)	225,252
MFS Emerging Markets Debt Fund	109,265	150,171	(122,482)	136,954
MFS Global Bond Fund	797,663	1,304,420	(1,062,238)	1,039,845
MFS Global Real Estate Fund	120,106	175,304	(145,033)	150,377
MFS Government Securities Fund	1,579,386	2,242,498	(1,716,154)	2,105,730
MFS Growth Fund	134,981	211,035	(165,775)	180,241
MFS High Income Fund	1,440,199	2,000,588	(1,568,937)	1,871,850

Notes to Financial Statements (unaudited) – continued

	Lifetime Retirement Income Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Inflation-Adjusted Bond Fund	1,478,719	509,048	(71,457)	1,916,310
MFS Institutional Money Market Portfolio	6	31,238,642	(31,238,646)	2
MFS International Growth Fund	63,300	113,110	(84,297)	92,113
MFS International Value Fund	62,285	97,509	(77,195)	82,599
MFS Limited Maturity Fund	5,453,335	8,380,303	(6,606,822)	7,226,816
MFS Mid Cap Growth Fund	496,095	253,491	(78,246)	671,340
MFS Mid Cap Value Fund	347,091	152,230	(52,401)	446,920
MFS New Discovery Fund	78,367	125,610	(102,676)	101,301
MFS New Discovery Value Fund	159,580	259,228	(205,173)	213,635
MFS Research Bond Fund	3,383,448	4,562,294	(3,574,410)	4,371,332
MFS Research Fund	237,346	365,903	(289,662)	313,587
MFS Research International Fund	334,516	562,337	(445,524)	451,329
MFS Value Fund	266,736	412,281	(328,228)	350,789

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,074)	$—	$30,908	$4,429,633
MFS Commodity Strategy Fund	(86,825)	—	—	2,214,227
MFS Emerging Markets Debt Fund	1,866	—	46,590	2,214,554
MFS Global Bond Fund	(17,899)	—	111,857	11,074,354
MFS Global Real Estate Fund	(3,732)	22,088	5,192	2,215,050
MFS Government Securities Fund	(1,551)	76,688	269,481	22,152,278
MFS Growth Fund	(1,731)	—	—	8,858,857
MFS High Income Fund	(1,982)	—	191,713	6,645,068
MFS Inflation-Adjusted Bond Fund	(100)	—	156,130	22,229,197
MFS Institutional Money Market Portfolio	—	—	201	2
MFS International Growth Fund	(6,970)	—	—	2,214,387
MFS International Value Fund	1,392	—	—	2,214,492
MFS Limited Maturity Fund	(24,215)	—	509,298	44,300,380
MFS Mid Cap Growth Fund	(8,002)	—	—	6,646,262
MFS Mid Cap Value Fund	1,838	—	—	6,645,694
MFS New Discovery Fund	(10,008)	—	—	2,215,450
MFS New Discovery Value Fund	(2,098)	35,346	—	2,215,399
MFS Research Bond Fund	2,118	—	724,897	48,740,347
MFS Research Fund	6,998	—	—	8,858,839
MFS Research International Fund	(34,447)	—	—	6,643,565
MFS Value Fund	3,675	—	72,868	8,857,418
	$(186,747)	$134,122	$2,119,135	$221,585,453

	Lifetime 2010 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	130,171	18,560	(13,217)	135,514
MFS Commodity Strategy Fund	66,126	12,190	(12,336)	65,980
MFS Emerging Markets Debt Fund	41,384	44,768	(45,655)	40,497
MFS Global Bond Fund	302,171	339,914	(333,558)	308,527
MFS Global Real Estate Fund	45,324	6,744	(7,392)	44,676
MFS Government Securities Fund	1,187,126	94,751	(654,759)	627,118
MFS Growth Fund	50,931	61,692	(59,611)	53,012
MFS High Income Fund	545,478	76,126	(64,886)	556,718
MFS Inflation-Adjusted Bond Fund	560,913	85,923	(76,457)	570,379
MFS Institutional Money Market Portfolio	4	5,870,067	(5,856,850)	13,221
MFS International Growth Fund	23,936	32,786	(29,599)	27,123
MFS International Value Fund	23,544	28,751	(27,927)	24,368
MFS Limited Maturity Fund	2,070,908	301,901	(221,970)	2,150,839
MFS Mid Cap Growth Fund	187,014	41,215	(29,366)	198,863

Notes to Financial Statements (unaudited) – continued

	Lifetime 2010 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Mid Cap Value Fund	131,252	22,122	(20,855)	132,519
MFS New Discovery Fund	29,449	6,544	(5,940)	30,053
MFS New Discovery Value Fund	60,253	12,555	(9,326)	63,482
MFS Research Bond Fund	1,282,931	171,703	(151,729)	1,302,905
MFS Research Fund	89,660	107,473	(104,813)	92,320
MFS Research International Fund	126,443	163,816	(157,141)	133,118
MFS Value Fund	100,862	121,083	(118,919)	103,026

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,410)	$—	$10,182	$1,315,842
MFS Commodity Strategy Fund	(9,849)	—	—	648,581
MFS Emerging Markets Debt Fund	1,904	—	15,794	654,829
MFS Global Bond Fund	(1,896)	—	37,902	3,285,807
MFS Global Real Estate Fund	1,559	7,862	1,848	658,078
MFS Government Securities Fund	1,235	28,223	91,323	6,597,283
MFS Growth Fund	9,485	—	—	2,605,550
MFS High Income Fund	477	—	65,029	1,976,349
MFS Inflation-Adjusted Bond Fund	12,293	—	54,840	6,616,394
MFS Institutional Money Market Portfolio	—	—	65	13,221
MFS International Growth Fund	2,952	—	—	652,042
MFS International Value Fund	3,579	—	—	653,304
MFS Limited Maturity Fund	(28,055)	—	172,982	13,184,641
MFS Mid Cap Growth Fund	7,715	—	—	1,968,739
MFS Mid Cap Value Fund	8,892	—	—	1,970,558
MFS New Discovery Fund	5,391	—	—	657,272
MFS New Discovery Value Fund	1,209	12,698	—	658,309
MFS Research Bond Fund	13,034	—	245,919	14,527,394
MFS Research Fund	21,262	—	—	2,608,042
MFS Research International Fund	5,490	—	—	1,959,497
MFS Value Fund	10,102	—	24,815	2,601,412
	$61,369	$48,783	$720,699	$65,813,144

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	206,317	103,021	(5,535)	303,803
MFS Commodity Strategy Fund	385,726	144,638	(72,822)	457,542
MFS Emerging Markets Debt Fund	302,182	112,516	(28,583)	386,115
MFS Global Bond Fund	734,859	279,771	(36,727)	977,903
MFS Global Real Estate Fund	188,353	66,995	(30,886)	224,462
MFS Government Securities Fund	1,452,155	608,230	(74,524)	1,985,861
MFS Growth Fund	229,020	95,085	(21,575)	302,530
MFS High Income Fund	2,210,907	898,484	(171,545)	2,937,846
MFS Inflation-Adjusted Bond Fund	892,515	420,822	(37,286)	1,276,051
MFS Institutional Money Market Portfolio	7	48,913,947	(48,913,942)	12
MFS International Growth Fund	156,182	72,976	(5,795)	223,363
MFS International New Discovery Fund	46,322	13,260	(8,675)	50,907
MFS International Value Fund	154,070	58,622	(12,310)	200,382
MFS Limited Maturity Fund	782,051	635,272	(6,064)	1,411,259
MFS Mid Cap Growth Fund	927,767	388,323	(106,858)	1,209,232
MFS Mid Cap Value Fund	646,115	237,107	(77,077)	806,145
MFS New Discovery Fund	98,488	40,102	(15,557)	123,033
MFS New Discovery Value Fund	198,003	81,841	(20,052)	259,792
MFS Research Bond Fund	1,916,113	817,862	(94,011)	2,639,964

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Research Fund	402,487	155,457	(30,869)	527,075
MFS Research International Fund	551,057	242,914	(64,224)	729,747
MFS Value Fund	453,480	181,472	(45,723)	589,229

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,183)	$—	$19,174	$2,949,925
MFS Commodity Strategy Fund	(69,730)	—	—	4,497,641
MFS Emerging Markets Debt Fund	5,134	—	124,936	6,243,480
MFS Global Bond Fund	(9,845)	—	99,993	10,414,669
MFS Global Real Estate Fund	5,468	32,569	7,654	3,306,328
MFS Government Securities Fund	(949)	69,712	241,062	20,891,261
MFS Growth Fund	29,165	—	—	14,869,367
MFS High Income Fund	(28,001)	—	285,644	10,429,352
MFS Inflation-Adjusted Bond Fund	601	—	95,033	14,802,188
MFS Institutional Money Market Portfolio	—	—	272	12
MFS International Growth Fund	7,112	—	—	5,369,654
MFS International New Discovery Fund	(2,412)	—	—	1,217,179
MFS International Value Fund	14,953	—	—	5,372,233
MFS Limited Maturity Fund	(789)	—	82,926	8,651,016
MFS Mid Cap Growth Fund	27,069	—	—	11,971,396
MFS Mid Cap Value Fund	27,927	—	—	11,987,373
MFS New Discovery Fund	9,630	—	—	2,690,726
MFS New Discovery Value Fund	1,952	41,993	—	2,694,041
MFS Research Bond Fund	1,095	—	407,620	29,435,596
MFS Research Fund	31,964	—	—	14,889,865
MFS Research International Fund	(150,523)	—	—	10,741,881
MFS Value Fund	7,200	—	113,909	14,878,043
	$(95,162)	$144,274	$1,478,223	$208,303,226

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	82,707	160,039	(123,209)	119,537
MFS Commodity Strategy Fund	560,210	791,112	(640,226)	711,096
MFS Emerging Markets Debt Fund	158,687	230,775	(174,340)	215,122
MFS Emerging Markets Equity Fund	50,250	75,359	(59,287)	66,322
MFS Global Bond Fund	308,421	578,248	(450,761)	435,908
MFS Global Real Estate Fund	326,214	442,525	(365,365)	403,374
MFS Growth Fund	279,137	398,826	(303,022)	374,941
MFS High Income Fund	1,161,047	1,726,217	(1,248,345)	1,638,919
MFS Inflation-Adjusted Bond Fund	451,296	200,672	(41,947)	610,021
MFS Institutional Money Market Portfolio	96,598	40,864,426	(40,961,012)	12
MFS International Growth Fund	262,852	422,307	(304,891)	380,268
MFS International New Discovery Fund	142,334	196,672	(161,561)	177,445
MFS International Value Fund	258,845	372,728	(290,345)	341,228
MFS Mid Cap Growth Fund	1,131,942	481,777	(75,400)	1,538,319
MFS Mid Cap Value Fund	789,703	285,261	(46,177)	1,028,787
MFS New Discovery Fund	126,141	177,741	(142,786)	161,096
MFS New Discovery Value Fund	253,500	367,917	(280,664)	340,753
MFS Research Bond Fund	320,128	445,170	(341,049)	424,249
MFS Research Fund	346,794	490,153	(374,306)	462,641
MFS Research International Fund	598,202	907,629	(693,125)	812,706
MFS Value Fund	553,354	783,665	(607,084)	729,935

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,879)	$—	$7,544	$1,160,703
MFS Commodity Strategy Fund	(161,671)	—	—	6,990,072
MFS Emerging Markets Debt Fund	1,415	—	67,148	3,478,515
MFS Emerging Markets Equity Fund	(10,512)	—	—	2,117,662
MFS Global Bond Fund	(7,104)	—	42,993	4,642,422
MFS Global Real Estate Fund	(3,356)	56,238	13,217	5,941,705
MFS Growth Fund	6,449	—	—	18,428,365
MFS High Income Fund	(4,555)	—	153,503	5,818,164
MFS Inflation-Adjusted Bond Fund	563	—	46,493	7,076,240
MFS Institutional Money Market Portfolio	—	—	263	12
MFS International Growth Fund	(12,774)	—	—	9,141,653
MFS International New Discovery Fund	3,566	—	—	4,242,705
MFS International Value Fund	5,484	—	—	9,148,326
MFS Mid Cap Growth Fund	(4,983)	—	—	15,229,361
MFS Mid Cap Value Fund	(3,410)	—	—	15,298,066
MFS New Discovery Fund	5,749	—	—	3,523,165
MFS New Discovery Value Fund	(1,333)	53,560	—	3,533,607
MFS Research Bond Fund	1,076	—	65,977	4,730,377
MFS Research Fund	4,502	—	—	13,069,599
MFS Research International Fund	(140,810)	—	—	11,963,027
MFS Value Fund	(25,938)	—	138,736	18,430,851
	$(349,521)	$109,798	$535,874	$163,964,597

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	457,560	269,413	(107,237)	619,736
MFS Emerging Markets Equity Fund	53,052	32,716	(9,216)	76,552
MFS Global Real Estate Fund	312,803	162,056	(56,113)	418,746
MFS Growth Fund	209,587	115,768	(28,571)	296,784
MFS Inflation-Adjusted Bond Fund	192,937	115,046	(39,036)	268,947
MFS Institutional Money Market Portfolio	15	42,006,719	(42,006,719)	15
MFS International Growth Fund	229,592	144,841	(19,023)	355,410
MFS International New Discovery Fund	150,290	76,776	(22,448)	204,618
MFS International Value Fund	226,076	119,735	(26,635)	319,176
MFS Mid Cap Growth Fund	858,290	494,333	(118,201)	1,234,422
MFS Mid Cap Value Fund	599,784	311,206	(84,785)	826,205
MFS New Discovery Fund	102,673	56,565	(19,381)	139,857
MFS New Discovery Value Fund	206,784	120,937	(31,699)	296,022
MFS Research Bond Fund	200,086	117,380	(38,677)	278,789
MFS Research Fund	246,047	128,134	(29,089)	345,092
MFS Research International Fund	462,368	271,896	(68,531)	665,733
MFS Value Fund	415,154	219,118	(55,270)	579,002

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(174,961)	$—	$—	$6,092,010
MFS Emerging Markets Equity Fund	(26,196)	—	—	2,444,295
MFS Global Real Estate Fund	(12,217)	53,716	12,625	6,168,131
MFS Growth Fund	7,968	—	—	14,586,919
MFS Inflation-Adjusted Bond Fund	5,841	—	19,403	3,119,791
MFS Institutional Money Market Portfolio	—	—	257	15
MFS International Growth Fund	(40,436)	—	—	8,544,058
MFS International New Discovery Fund	(7,486)	—	—	4,892,423
MFS International Value Fund	2,597	—	—	8,557,114
MFS Mid Cap Growth Fund	(20,661)	—	—	12,220,774

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Mid Cap Value Fund	$(5,774)	$—	$—	$12,285,672
MFS New Discovery Fund	125	—	—	3,058,666
MFS New Discovery Value Fund	(3,450)	43,407	—	3,069,745
MFS Research Bond Fund	4,795	—	40,298	3,108,493
MFS Research Fund	11,234	—	—	9,748,861
MFS Research International Fund	(219,642)	—	—	9,799,588
MFS Value Fund	(21,562)	—	99,378	14,619,792
	$(499,825)	$97,123	$171,961	$122,316,347

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	21,936	87,774	(31,922)	77,788
MFS Emerging Markets Equity Fund	2,544	10,251	(3,216)	9,579
MFS Global Real Estate Fund	14,920	56,193	(19,201)	51,912
MFS Growth Fund	10,014	38,958	(11,634)	37,338
MFS Inflation-Adjusted Bond Fund	9,237	26,220	(2,498)	32,959
MFS Institutional Money Market Portfolio	2	10,057,101	(10,037,782)	19,321
MFS International Growth Fund	10,990	47,724	(14,183)	44,531
MFS International New Discovery Fund	7,196	27,156	(8,767)	25,585
MFS International Value Fund	10,814	42,127	(13,011)	39,930
MFS Mid Cap Growth Fund	41,001	119,110	(5,635)	154,476
MFS Mid Cap Value Fund	28,679	78,312	(4,144)	102,847
MFS New Discovery Fund	4,885	18,603	(6,006)	17,482
MFS New Discovery Value Fund	9,878	39,487	(12,496)	36,869
MFS Research Bond Fund	9,610	36,349	(11,669)	34,290
MFS Research Fund	11,768	45,063	(13,523)	43,308
MFS Research International Fund	22,116	89,115	(28,116)	83,115
MFS Value Fund	19,859	76,016	(23,194)	72,681

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(12,727)	$—	$—	$764,659
MFS Emerging Markets Equity Fund	(957)	—	—	305,864
MFS Global Real Estate Fund	(1,577)	2,643	620	764,659
MFS Growth Fund	(1,730)	—	—	1,835,182
MFS Inflation-Adjusted Bond Fund	91	—	1,227	382,331
MFS Institutional Money Market Portfolio	—	—	68	19,321
MFS International Growth Fund	(1,595)	—	—	1,070,523
MFS International New Discovery Fund	(158)	—	—	611,727
MFS International Value Fund	(1,080)	—	—	1,070,523
MFS Mid Cap Growth Fund	(1,680)	—	—	1,529,318
MFS Mid Cap Value Fund	(1,102)	—	—	1,529,331
MFS New Discovery Fund	(795)	—	—	382,329
MFS New Discovery Value Fund	(890)	2,117	—	382,330
MFS Research Bond Fund	46	—	2,918	382,329
MFS Research Fund	(899)	—	—	1,223,454
MFS Research International Fund	(2,464)	—	—	1,223,454
MFS Value Fund	(1,250)	—	5,626	1,835,187
	$(28,767)	$4,760	$10,459	$15,312,521

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

MFS Lifetime 2050 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

MFS Lifetime 2050 Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2011. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 15, 2010 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year period was available.

General

Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

Board Review of Investment Advisory Agreement – continued

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was lower than the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was approximately at the Lipper expense group median; (v) the MFS Lifetime 2040 Fund’s total expense ratio was approximately at the Lipper expense group median; and (vi) the MFS Lifetime 2050 Fund’s total expense ratio was lower than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number and account balances

•   Account transactions and transaction history

•   Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•   open an account or provide account information

•   direct us to buy securities or direct us to sell your securities

•   make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness

•   affiliates from using your information to market to you

•   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•   MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 14, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2012

*	Print name and title of each signing officer under his or her signature.